NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 17, 2004.

THE FOLLOWING REPLACES THE SECTION ENTITLED "REDEMPTION FEE" ON PAGE 74 OF THE INVESTOR CLASS PROSPECTUS EFFECTIVE MARCH 24, 2005:

If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. If you recently bought shares under the previous redemption fee policy, you will no longer be subject to that policy's holding period; instead, the shorter holding period of this new policy will apply.

The funds use a "first-in, first-out" method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

     o shares acquired by reinvestment of dividends or other distributions of the funds;

     o  shares held in accounts of certain qualified retirement plans;

     o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

     o  shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or has such a policy in place.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION ENTITLED "MARKET TIMING POLICY" ON PAGE 75 OF THE INVESTOR CLASS PROSPECTUS, EFFECTIVE MARCH 24, 2005:

To further discourage excessive trading, if a shareholder sells shares of Neuberger Berman INTERNATIONAL Fund or Neuberger Berman REAL ESTATE Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman INTERNATIONAL Fund) or 1.00% (in the case of Neuberger Berman REAL ESTATE Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the redemption fee on a redemption or an exchange of shares acquired by reinvestment of dividends or other distributions of the funds; shares held in accounts of certain qualified retirement plans; shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

NEUBERGER BERMAN INTERNATIONAL FUND:

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 29 OF THE INVESTOR CLASS PROSPECTUS:

FEE TABLE
------------------------------------------------------------------------------
SHAREHOLDER FEES (% of amount redeemed or exchanged) These are deducted directly from your investment. REDEMPTION FEE* 2.00 EXCHANGE FEE* 2.00 ANNUAL OPERATING EXPENSES (% of average net assets)** These are deducted from fund assets, so you pay them indirectly Management Fees 1.11 PLUS: Distribution (12b-1) Fees None Other expenses 0.46
------------------------------------------------------------------------------
EQUALS: Total annual operating expenses 1.57
------------------------------------------------------------------------------
MINUS: Expense Reimbursement 0.17
------------------------------------------------------------------------------
EQUALS: Net Expenses 1.40
------------------------------------------------------------------------------ *
Effective March 24, these fees will be applied for sales or exchanges made within 60 days of your purchase, whether fund shares are redeemed or exchanged for shares of another fund. See "Redemption Fees" for more information.

**Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2008, so that the total annual operating expenses of the fund are limited to 1.40% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

-------------------------------------------------------------------------------
                 1 Year        3 Years         5 Years        10 Years
-------------------------------------------------------------------------------
Expenses          $143          $443            $804           $1,822
-------------------------------------------------------------------------------

NEUBERGER BERMAN REAL ESTATE FUND:

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 51 OF THE INVESTOR CLASS PROSPECTUS:

FEE TABLE
------------------------------------------------------------------------------
SHAREHOLDER FEES (% of amount redeemed or exchanged) These are deducted directly from your investment. REDEMPTION FEE* 1.00 EXCHANGE FEE* 1.00 ANNUAL OPERATING EXPENSES (% of average net assets)** These are deducted from fund assets, so you pay them indirectly Management Fees 1.25 PLUS: Distribution (12b-1) Fees 0.10 Other expenses 0.62
------------------------------------------------------------------------------
EQUALS: Total annual operating expenses 1.97
------------------------------------------------------------------------------
MINUS: Expense Reimbursement 0.47
------------------------------------------------------------------------------
EQUALS: Net Expenses 1.50
------------------------------------------------------------------------------ *
Effective March 24, these fees will be applied for sales or exchanges made within 60 days of your purchase, whether fund shares are redeemed or exchanged for shares of another fund. See "Redemption Fees" for more information.

**Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

-------------------------------------------------------------------------------
                 1 Year        3 Years         5 Years        10 Years
-------------------------------------------------------------------------------
Expenses          $153          $474            $818           $1,791
-------------------------------------------------------------------------------

THE DATE OF THIS SUPPLEMENT IS MARCH 24, 2005.

                                              NEUBERGER BERMAN
                                              A LEHMAN BROTHERS COMPANY
                                              NEUBERGER BERMAN MANAGEMENT, INC.
                                              605 Third Avenue  2nd Floor
                                              New York, NY  10158-0180
                                              SHAREHOLDER SERVICES
                                              800.877.9700
                                              INSTITUTIONAL SERVICES
                                              800.366.6264
                                              WWW.NB.COM

NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 17, 2004.

THE FOLLOWING REPLACES THE SECTION ENTITLED "REDEMPTION FEE" ON PAGE 57 OF THE TRUST CLASS PROSPECTUS, EFFECTIVE MARCH 24, 2005:

If you sell your shares of International or Real Estate Funds or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% in the case of International Fund, and a fee of 1.00% in the case of Real Estate Fund, on the current net asset value of the shares sold or exchanged. The fee is paid to the respective fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs. If you recently bought shares under the previous redemption fee policy, you will no longer be subject to that policy's holding period; instead, the shorter holding period of this new policy will apply.

The funds use a "first-in, first-out" method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or an exchange of:

     o shares acquired by reinvestment of dividends or other distributions of the funds;

     o  shares held in accounts of certain qualified retirement plans;

     o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or

      o shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or has such a policy in place.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF THE SECTION ENTITLED "MARKET TIMING POLICY" ON PAGE 58 OF THE TRUST CLASS PROSPECTUS, EFFECTIVE MARCH 24:

To further discourage excessive trading, if a shareholder sells shares of Neuberger Berman INTERNATIONAL Fund or Neuberger Berman REAL ESTATE Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% (in the case of Neuberger Berman INTERNATIONAL Fund) or 1.00% (in the case of Neuberger Berman REAL ESTATE Fund) on the current net asset value of the shares sold or exchanged. The fee is paid to the respective fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions: the funds will not impose the redemption fee on a redemption or an exchange of shares acquired by reinvestment of dividends or other distributions of the funds; shares held in accounts of certain qualified retirement plans; shares purchased through an Intermediary that imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

NEUBERGER BERMAN INTERNATIONAL FUND:

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 19 OF THE TRUST CLASS PROSPECTUS:

FEE TABLE
------------------------------------------------------------------------------
SHAREHOLDER FEES (% of amount redeemed or exchanged)
------------------------------------------------------------------------------
These are deducted directly from your investment. REDEMPTION FEE* 2.00 EXCHANGE FEE* 2.00 ANNUAL OPERATING EXPENSES (% of average net assets)** These are deducted from fund assets, so you pay them indirectly Management Fees 1.25 PLUS:
Distribution (12b-1) Fees None Other expenses 0.68
------------------------------------------------------------------------------
EQUALS: Total annual operating expenses 1.93
------------------------------------------------------------------------------
MINUS: Expense Reimbursement 0.43
------------------------------------------------------------------------------
EQUALS: Net Expenses 1.50
------------------------------------------------------------------------------ *
Effective March 24, these fees will be applied for sales or exchanges made within 60 days of your purchase, whether fund shares are redeemed or exchanged for shares of another fund. See "Redemption Fees" for more information.

**Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2007, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. NBMI has further contractually agreed to reimburse certain fund expenses through 8/31/2015 so that the total annual operating expenses of the fund during the period from 9/1/2007 to 8/31/2015 are limited to 2.00% of average net assets. These arrangements do not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed the expense cap in place when NBMI reimbursed the fund. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

-------------------------------------------------------------------------------
                 1 Year        3 Years         5 Years        10 Years
-------------------------------------------------------------------------------
Expenses          $153          $474            $915           $2,142
-------------------------------------------------------------------------------

NEUBERGER BERMAN REAL ESTATE FUND:

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 41 OF THE TRUST CLASS PROSPECTUS:

FEE TABLE
------------------------------------------------------------------------------
SHAREHOLDER FEES (% of amount redeemed or exchanged)
------------------------------------------------------------------------------
These are deducted directly from your investment. REDEMPTION FEE* 1.00 EXCHANGE FEE* 1.00 ANNUAL OPERATING EXPENSES (% of average net assets)** These are deducted from fund assets, so you pay them indirectly Management Fees 1.25 PLUS:
Distribution (12b-1) Fees 0.10 Other expenses 0.62
------------------------------------------------------------------------------
EQUALS: Total annual operating expenses 1.97
------------------------------------------------------------------------------
MINUS: Expense Reimbursement 0.47
------------------------------------------------------------------------------
EQUALS: Net Expenses 1.50
------------------------------------------------------------------------------ *
Effective March 24, these fees will be applied for sales or exchanges made within 60 days of your purchase, whether fund shares are redeemed or exchanged for shares of another fund. See "Redemption Fees" for more information.

**Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 1.50% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

-------------------------------------------------------------------------------
                 1 Year        3 Years         5 Years        10 Years
-------------------------------------------------------------------------------
Expenses          $153          $474            $818           $1,791
-------------------------------------------------------------------------------

THE DATE OF THIS SUPPLEMENT IS MARCH 24, 2005.

                                              NEUBERGER BERMAN
                                              A LEHMAN BROTHERS COMPANY
                                              NEUBERGER BERMAN MANAGEMENT, INC.
                                              605 Third Avenue  2nd Floor
                                              New York, NY  10158-0180
                                              SHAREHOLDER SERVICES
                                              800.877.9700
                                              INSTITUTIONAL SERVICES
                                              800.366.6264
                                              WWW.NB.COM